8. CASH, CASH EQUIVALENTS AND CASH INVESTMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CashAndCashEquivalentLineItems [Line Items]
Cash and banks		R$ 692,742	R$ 575,863
Cash equivalents		3,415,199	1,506,082
Total		4,107,941	2,081,945	R$ 4,385,329	R$ 6,862,684
Other		17,175	3,606
Cash equivalents		3,415,199	1,506,082
Repurchase agreements [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and banks	[1]	2,919,122	1,192,708
Certificate of deposits [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and banks		343,084	173,854
Private securities [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and banks	[2]	134,411	134,818
Time deposits [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and banks		R$ 1,407	R$ 1,096

[1]	Represented, mainly, by exclusive investment funds, most the portfolio of which consists of government securities with yields pegged to SELIC (Central Bank's policy rate). The portfolio is preferably allocated to highly liquid spot market instruments for all investments.
[2]	Represented mainly by highly liquid treasury financial bills of private banks pegged to CDI.